Fair Value Measurement - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, liability, transfers into level 3		$ 0	$ 0
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3		$ 0	$ 0
Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Undiscounted estimated range of outcomes				$ 1,500,000
Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Undiscounted estimated range of outcomes				$ 2,300,000
Discount Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Earnout liabilities, discounted rate				3.87%
Class A Common Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of common stock for settlement of contingent liabilities related to change of control	915,503
Class A Common Stock | Initial Public Offering
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of common stock for settlement of contingent liabilities related to change of control		915,503